Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
EQ/PIMCO Ultra Short Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQ/PIMCO Ultra Short Bond Portfolio – Class IA, IB and K Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 115% of the average value of the Portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests at least 80% of its net assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio may invest in investment grade U.S. dollar denominated securities of U.S. issuers that are rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings Ltd. (“Fitch”), or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Portfolio invests in a variety of fixed income investments, including securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. issuers, including corporate commercial paper; mortgage-backed and other asset-backed securities; loan participations and assignments. The Sub-Adviser will seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships represent an attractive valuation. The average portfolio duration of this Portfolio will vary based on the Sub-Adviser’s forecast for interest rates and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to interest rates. Typically, a bond portfolio with a low (short) duration means that its value is less sensitive to interest rate changes, while a bond portfolio with a high (long) duration is more sensitive.

The Portfolio may invest, without limitation, in derivative instruments such as options, futures contracts or swap agreements. The Portfolio intends to use derivatives for a variety of purposes, including as a substitute for investing directly in securities, as a hedge against interest rate risk and to attempt to enhance returns. The Portfolio’s investments in derivatives transactions may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes. In addition, the Portfolio generally does not intend to use leverage to increase its net investment exposure above approximately 100% of the Portfolio’s net asset value or below 0%. The Portfolio’s investments in derivatives may require it to maintain a percentage of its assets in cash and cash equivalent instruments to serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

The Portfolio may also invest up to 10% of its total assets in preferred and common stocks. The Sub-Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities. lf a security is downgraded, the Sub-Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interest of investors. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

		The Portfolio also may lend its portfolio securities to earn additional income.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Credit Risk: The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

Derivatives Risk: The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Interest Rate Risk: The Portfolio is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the Portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a portfolio with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

Investment Grade Securities Risk: Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by S&P or Fitch or Baa or higher by Moody’s, or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

Leveraging Risk: When the Portfolio leverages its holdings, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. For example, the Portfolio may take on leveraging risk when it engages in derivatives transactions (such as futures and options investments), invests collateral from securities loans or borrows money. The Portfolio may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be small relative to the investment exposure assumed, leaving more assets to be invested in other investments. Such investments may have the effect of leveraging the Portfolio because the Portfolio may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of the Portfolio’s investments in derivatives is increasing, this could be offset by declining values of the Portfolio’s other investments. Conversely, it is possible that the rise in the value of the Portfolio’s non-derivative investments could be offset by a decline in the value of the Portfolio’s investments in derivatives. In either scenario, the Portfolio may experience losses. In a market where the value of the Portfolio’s investments in derivatives is declining and the value of its other investments is declining, the Portfolio may experience substantial losses.

Liquidity Risk: The Portfolio is subject to the risk that certain investments may be difficult or impossible for the Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure. The Portfolio may be required to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Portfolio. Judgment plays a greater role in pricing illiquid investments than investments with more active markets.

Mortgage-Backed and Asset-Backed Securities Risk: The Portfolio is subject to the risk that the principal on mortgage- and asset-backed securities held by the Portfolio will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates to the extent the Portfolio holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Portfolio. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Portfolio Turnover Risk: High portfolio turnover (generally, turnover, in excess of 100% in any given fiscal year) may result in increased transaction costs to the Portfolio, which may result in higher fund expenses and lower total return.

Redemption Risk: The Portfolio may experience periods of heavy redemptions that could cause the Portfolio to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Portfolio’s performance.

Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Sector Risk: From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Securities Lending Risk: The Portfolio may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Portfolio’s securities lending agent may indemnify the Portfolio against that risk. The Portfolio will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Portfolio may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

		U.S. Government Securities Risk: U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the U.S. are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate due to changing interest rates, among other factors. Notwithstanding that these securities are backed by the full faith and credit of the U.S., circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2016 compared to the returns of a broad-based securities market index. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

For periods prior to the inception date for Class IA shares (March 30, 2007), Class IA share performance information shown in the table below is the performance of Class IB shares, which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares did not pay 12b-1 fees prior to January 1, 2012.

		The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2016 compared to the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns — Class IB
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter (% and time period)	Worst quarter (% and time period)
5.91% (2007 4th Quarter)	–5.22% (2008 3rd Quarter)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
EQ/PIMCO Ultra Short Bond Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	288
5 Years	rr_ExpenseExampleYear05	502
10 Years	rr_ExpenseExampleYear10	$ 1,118
One Year	rr_AverageAnnualReturnYear01	2.05%
Five Years	rr_AverageAnnualReturnYear05	0.62%
Ten Years	rr_AverageAnnualReturnYear10	1.96%
EQ/PIMCO Ultra Short Bond Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	288
5 Years	rr_ExpenseExampleYear05	502
10 Years	rr_ExpenseExampleYear10	$ 1,118
2007	rr_AnnualReturn2007	11.43%
2008	rr_AnnualReturn2008	(4.07%)
2009	rr_AnnualReturn2009	8.09%
2010	rr_AnnualReturn2010	0.85%
2011	rr_AnnualReturn2011	(0.18%)
2012	rr_AnnualReturn2012	1.48%
2013	rr_AnnualReturn2013	0.03%
2014	rr_AnnualReturn2014	(0.11%)
2015	rr_AnnualReturn2015	(0.23%)
2016	rr_AnnualReturn2016	1.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.22%)
One Year	rr_AverageAnnualReturnYear01	1.95%
Five Years	rr_AverageAnnualReturnYear05	0.62%
Ten Years	rr_AverageAnnualReturnYear10	1.84%
EQ/PIMCO Ultra Short Bond Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	$ 65
3 Years	rr_ExpenseExampleYear03	209
5 Years	rr_ExpenseExampleYear05	366
10 Years	rr_ExpenseExampleYear10	$ 821
One Year	rr_AverageAnnualReturnYear01	2.31%
Five Years	rr_AverageAnnualReturnYear05	0.87%
Since Inception	rr_AverageAnnualReturnSinceInception	0.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2011
EQ/PIMCO Ultra Short Bond Portfolio | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.33%
Five Years	rr_AverageAnnualReturnYear05	0.12%
Ten Years	rr_AverageAnnualReturnYear10	0.80%

[1]	Includes Interest Expense of 0.04%.
[2]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.85% for Class IA and Class IB shares and 0.60% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018.